Subsequent Event - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Fees paid for waiver	$ 0	$ 175,000	$ 0	$ 0
Employee funds used for purchase of common stock			$ 930,000	$ 934